Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 23:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Management fees, directors, and consulting fees	341	240	262
Share-based payments	264	3	14

	605	243	276

Number of persons	11	8	8

The Company pays to an accounting firm of which the company’s CFO is a Partner (“accounting firm”), a monthly fee of NIS 15 thousand (approximately $4 thousand) for controller and bookkeeping services. Total fees for controller and bookkeeping services for the years ended 2024, 2023 and 2022 were approximately 73$ thousand, $49 thousand and $53 thousand respectively.

In addition, as of December 31, 2024 and 2023, the Company’s balances with key management personnel and the accounting firm, totaled approximately $132 thousand and $32 thousand (all of which were linked to the NIS).

For further information regarding share-based payment to related parties, see also Note 14.

InterCure Ltd.:

As of December 31, 2024 and 2023, the Company’s share in the shares of InterCure Ltd. was 1.04%.

The Company’s investment in the shares of InterCure Ltd. is presented as Marketable securities.

As of December 31, 2024 and 2023, the Company’s balances of InterCure Ltd.’s shares total approximately $772 thousand and $605 thousand, respectively. See also Note 6.

The Company subleased an office from Canndoc Ltd., which is a subsidiary of InterCure Ltd, during 2023 and 2022. The Company recorded rent expenses of approximately $11 thousand and $5 thousand to Canndoc Ltd in 2023 and 2022 respectively.

One of Company’s related party participated in the fund-raising occurred in August 2024, see Note 13c.